Note 23 - Financial instruments - Schedule of Market Risk (Details) - Currency risk [member] - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Foreign currency exposure	$ (225)	$ 1
Financial Liabilities, accounts payable [member]
Statement Line Items [Line Items]
Foreign currency exposure	(244)	0
US bank accounts [member]
Statement Line Items [Line Items]
Foreign currency exposure	$ 19	$ 1